Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                      San Francisco, California 94104-2635
                            Telephone (415) 835-1600
                            Facsimile (415) 217-5333
                              Internet www.phjw.com


                                 January 6, 2000

VIA EDGAR

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:       The Montgomery Funds
          File Nos. 33-34841 and 811-6011

Sir or Madam:

          On behalf of The Montgomery Funds (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), we hereby certify that the combined Prospectus and combined Statement of Additional Information for the Montgomery Growth 20 Portfolio and the Montgomery International 20 Portfolio, two series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-lA as filed electronically with the Commission on December 30, 1999.

         Please direct any inquiries  regarding  this filing to the  undersigned
(415) 835-1649.


                                          Sincerely yours,



                                          /s/ Thao H. Ngo
                                       for PAUL, HASTINGS, JANOFSKY & WALKER LLP

cc:   Dana Schmidt
      Kate Murphy
      David A. Hearth and Julie Allecta, Esq.